UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2015

Date of Reporting Period: 06/30/2014

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF June 30, 2014

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		--------------
COMMON STOCKS -- 91.25%
	Consumer Discretionary - Automobiles &
	Components -- 2.46%
1,350,000	Johnson Controls, Inc.	$ 67,405,500
		--------------
	Consumer Discretionary - Durables &
	Apparel -- 2.33%
492,014	Polaris Industries Inc.	64,079,903
		--------------

	Consumer Discretionary - Media -- 2.40%
2,100,000	Gannett Co., Inc.	65,751,000
		--------------
	Consumer Discretionary - Retailing -- 7.81%
2,588,018	LKQ Corporation *	69,074,200
642,476	O'Reilly Automotive, Inc. *	96,756,886
625,352	Penske Automotive Group, Inc.	30,954,924
704,786	Sally Beauty Company, Inc. *	17,676,033
		--------------
		214,462,043
		--------------
	Consumer Discretionary - Services -- 0.81%
510,579	Popeyes Louisiana Kitchen, Inc. *	22,317,408
		--------------
	Consumer Staples - Food & Staples
	Retailing -- 5.40%
2,000,000	Walgreen Co.	148,260,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.72%
580,000	Philip Morris International Inc.	48,899,800
845,446	Seneca Foods Corporation - Class A *	25,870,648
		--------------
		74,770,448
		--------------
	Energy -- 4.87%
754,165	Kinder Morgan Management, LLC *	59,526,257
2,050,000	Kinder Morgan, Inc.	74,333,000
		--------------
		133,859,257
		--------------
	Financials - Diversified -- 4.52%
604,505	Affiliated Managers Group, Inc. *	124,165,327
		--------------
	Financials - Insurance -- 5.34%
480,000	ACE Limited	49,776,000
1,075,000	Aon plc	96,846,750
		--------------
		146,622,750
		--------------
	Financials - Real Estate -- 3.00%
2,575,000	CBRE Group Inc. *	82,503,000
		--------------
	Health Care - Equipment & Services -- 6.92%
300,000	C.R. Bard, Inc.	42,903,000
657,500	Covidien plc	59,293,350
986,254	DaVita HealthCare Partners Inc. *	71,325,889
325,000	ResMed Inc.	16,454,750
		--------------
		189,976,989
		--------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 18.38%
400,000	Celgene Corporation *	34,352,000
1,600,000	Gilead Sciences, Inc. *	132,656,000

154,400	Mettler-Toledo International Inc. *	39,090,992
1,600,000	Pfizer Inc.	47,488,000
825,688	Thermo Fisher Scientific Inc.	97,431,184
1,220,000	Valeant Pharmaceuticals
	International, Inc. *	153,866,400
		--------------
		504,884,576
		--------------
	Industrials - Capital Goods -- 5.69%
721,100	Snap-on Incorporated	85,464,772
278,910	W.W. Grainger, Inc.	70,918,446
		--------------
		156,383,218
		--------------
	Industrials - Commercial & Professional
	Services -- 4.25%
600,000	ADT Corporation (The)	20,964,000
1,853,000	Copart, Inc. *	66,633,880
600,000	Nielsen N.V.	29,046,000
		--------------
		116,643,880
		--------------
	Industrials - Transportation -- 0.35%
33,400	AMERCO *	9,711,384
		--------------
	Information Technology - Hardware &
	Equipment -- 0.51%
400,000	NCR Corporation *	14,036,000
		--------------
	Information Technology - Software &
	Services -- 7.12%
700,000	MasterCard Incorporated - Class A	51,429,000
1,950,000	Microsoft Corporation	81,315,000
1,550,000	Oracle Corporation	62,821,500
		--------------
		195,565,500
		--------------
	Materials -- 6.37%
796,600	AptarGroup, Inc.	53,380,166
1,390,401	Ball Corporation	87,150,335
653,293	Stepan Company	34,533,068
		--------------
		175,063,569
		--------------
	TOTAL COMMON STOCKS
	(cost $1,290,548,761)	2,506,461,752
		--------------
SHORT-TERM INVESTMENTS -- 9.07%
	Commercial Paper - 8.96%
$5,000,000	Hyundai Capital America, Inc.
	07/01/14, 0.21%	5,000,000
5,000,000	Integrys Energy Group, Inc.
	07/01/14, 0.21%	5,000,000
5,500,000	Michelin Luxembourg S.C.S. 07/01/14, 0.21%	5,500,000
5,000,000	Time Warner Cable Inc. 07/02/14, 0.23%	4,999,968
7,000,000	Valspar Corporation (The) 07/02/14, 0.20%	6,999,961
6,450,000	Edison International 07/03/14, 0.24%	6,449,914
5,000,000	Valspar Corporation (The) 07/03/14, 0.20%	4,999,945
5,000,000	Hitachi Capital America Corp.
	07/07/14, 0.20%	4,999,833
4,275,000	Kroger Co. (The) 07/07/14, 0.22%	4,274,843
5,000,000	Michelin Luxembourg S.C.S.
	07/07/14, 0.21%	4,999,825
2,000,000	Michelin Luxembourg S.C.S.
	07/07/14, 0.21%	1,999,930
6,900,000	Eastman Chemical Company 07/08/14, 0.23%	6,899,691
5,000,000	Southern Company Funding Corporation
	07/08/14, 0.16%	4,999,845
7,500,000	B.A.T. International Finance p.l.c.
	07/09/14, 0.24%	7,499,600
3,000,000	Valspar Corporation (The) 07/09/14, 0.20%	2,999,867
5,000,000	Pentair Finance S.A. 07/10/14, 0.28%	4,999,650
7,450,000	CBS Corporation 07/11/14, 0.23%	7,449,524
5,000,000	Hitachi Capital America Corp.
	07/11/14, 0.25%	4,999,653

$5,450,000	Integrys Energy Group, Inc.
	07/11/14, 0.22%	5,449,667
4,000,000	B.A.T. International Finance p.l.c.
	07/14/14, 0.22%	3,999,682
5,000,000	Hyundai Capital America, Inc.
	07/14/14, 0.21%	4,999,621
7,500,000	Hyundai Capital America, Inc.
	07/14/14, 0.21%	7,499,431
10,000,00	Coca-Cola Enterprises Inc.
	07/15/14, 0.17%	9,999,339
4,625,000	Rockwell Collins, Inc. 07/15/14, 0.27%	4,624,514
7,800,000	Bacardi-Martini B.V. 07/16/14, 0.22%	7,799,285
3,600,000	Diageo Capital plc 07/16/14, 0.24%	3,599,640
5,000,000	CBS Corporation 07/17/14, 0.23%	4,999,489
4,000,000	Bemis Company, Inc. 07/18/14, 0.24%	3,999,547
6,375,000	CBS Corporation 07/18/14, 0.23%	6,374,308
530,000	Pentair Finance S.A. 07/18/14, 0.28%	529,930
8,000,000	Southern Power Company 07/21/14, 0.20%	7,999,111
10,000,00	Stanley Black & Decker Inc. 07/21/14, 0.22%	9,998,778
7,000,000	Time Warner Cable Inc. 07/21/14, 0.28%	6,998,911
5,150,000	Eastman Chemical Company 07/22/14, 0.23%	5,149,309
3,000,000	Eastman Chemical Company 07/22/14, 0.24%	2,999,580
5,000,000	Southern Company Funding Corporation
	07/22/14, 0.18%	4,999,475
5,925,000	Bacardi-Martini B.V. 07/23/14, 0.22%	5,924,203
875,000	Bemis Company, Inc. 07/24/14, 0.23%	874,871
4,200,000	Nissan Motor Acceptance Corporation
	07/24/14, 0.20%	4,199,463
7,000,000	Bemis Company, Inc. 07/25/14, 0.24%	6,998,880
2,025,000	Nissan Motor Acceptance Corporation
	07/25/14, 0.24%	2,024,676
5,175,000	Nissan Motor Acceptance Corporation
	07/28/14, 0.20%	5,174,224
6,000,000	Bacardi-Martini B.V. 07/30/14, 0.24%	5,998,840
7,000,000	AT&T Inc. 07/31/14, 0.22%	6,998,717
5,000,000	B.A.T. International Finance p.l.c.
	07/31/14, 0.22%	4,999,083
5,900,000	Rockwell Collins, Inc. 08/15/14, 0.27%	5,898,009
		--------------
		246,182,632
		--------------
	Variable Rate Security - 0.11%
2,849,309	Fidelity Institutional Money Market
	Fund - Class I	2,849,309
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $249,031,941)	249,031,941
		--------------
	TOTAL INVESTMENTS
	(cost $1,539,580,702) - 100.32%	2,755,493,693
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.32)%	(8,793,096)
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$2,746,700,597
		--------------
		--------------

% of net assets.

* Non-income producing.

As of June 30, 2014, investment cost for federal tax purposes was $1,539,580,702 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,218,759,021
Unrealized depreciation	(2,846,030)
--------------
Net unrealized appreciation	$1,215,912,991
--------------
--------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$2,506,461,752
Variable Rate Security	2,849,309
Level 2 -
Commercial Paper	246,182,632
Level 3 -
None	--
--------------
Total	$2,755,493,693
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/12/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 08/12/2014

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/12/2014